Net Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Earnings (Loss) Per Share [Abstract]
Schedule of Computation of Basic Losses Per Share

The following table sets forth the computation of basic earnings and losses per share:

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net Income (loss)	$36,876	$(95,183)
Basic net income attributable to Restricted sponsor shares	228	—
Basic net income (loss) attributable to Ordinary Shareholders	36,648	(95,183)

Denominator:
Weighted average number of Ordinary Shares used in computing basic net earnings (loss) per share	238,811,210	197,840,662
Basic net earnings (loss) per share of Ordinary Shareholders	$0.15	$(0.48)
Weighted average number of Ordinary Shares used in computing diluted net earnings (loss) per share	249,410,357	197,840,662
Diluted net earnings (loss) per share of Ordinary Shareholders	$0.15	$(0.48)